UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07223)

Exact name of registrant as specified in charter:	Putnam Classic Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam Classic Equity Fund
The fund's portfolio
2/29/08 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Aerospace and Defense (3.1%)
Lockheed Martin Corp.	147,600	$15,232,320

Airlines (1.0%)
AMR Corp. (NON) (S)	361,900	4,635,939

Automotive (1.1%)
Harley-Davidson, Inc.	137,900	5,124,364

Banking (6.7%)
Bank of America Corp.	226,000	8,981,240
National City Corp.	269,700	4,277,442
U. S. Bancorp	598,700	19,170,374
		32,429,056

Beverage (1.8%)
Molson Coors Brewing Co. Class B (S)	159,600	8,612,016

Chemicals (4.5%)
Celanese Corp. Ser. A	318,800	12,401,320
E. I. du Pont de Nemours & Co.	208,200	9,664,644
		22,065,964

Communications Equipment (1.1%)
Cisco Systems, Inc. (NON)	217,500	5,300,475

Consumer Finance (2.0%)
Capital One Financial Corp.	208,000	9,574,240

Consumer Goods (6.0%)
Clorox Co. (S)	307,100	17,870,149
Newell Rubbermaid, Inc.	503,400	11,427,180
		29,297,329

Electric Utilities (8.1%)
Edison International	338,900	16,741,660
Entergy Corp.	61,100	6,277,414
PG&E Corp.	437,900	16,491,314
		39,510,388

Financial (6.3%)
Citigroup, Inc.	203,100	4,815,501
Fannie Mae (S)	192,500	5,322,625
JPMorgan Chase & Co.	269,000	10,934,850
MGIC Investment Corp.	334,000	4,946,540
Radian Group, Inc.	677,300	4,822,376
		30,841,892

Health Care Services (1.3%)
Aetna, Inc.	127,900	6,343,840

Homebuilding (1.5%)
Lennar Corp. (S)	399,700	7,438,417

Insurance (7.8%)
American International Group, Inc.	292,400	13,701,864
Berkshire Hathaway, Inc. Class B (NON)	1,716	8,021,442
Chubb Corp. (The)	144,500	7,355,050
Genworth Financial, Inc. Class A	372,630	8,637,563
		37,715,919

Investment Banking/Brokerage (3.1%)
Goldman Sachs Group, Inc. (The)	64,500	10,941,135
Lehman Brothers Holdings, Inc.	83,700	4,267,863
		15,208,998

Lodging/Tourism (1.6%)
Wyndham Worldwide Corp.	355,340	7,877,888

Machinery (3.0%)
Caterpillar, Inc.	151,300	10,943,529
Parker-Hannifin Corp.	53,450	3,454,474
		14,398,003

Medical Technology (2.6%)
Covidien, Ltd.	163,625	7,001,514
Medtronic, Inc.	119,400	5,893,584
		12,895,098

Oil & Gas (14.1%)
BP PLC ADR (United Kingdom)	324,700	21,063,289
ConocoPhillips	290,300	24,010,713
Devon Energy Corp. (S)	109,800	11,278,656
Marathon Oil Corp.	234,100	12,444,756
		68,797,414

Pharmaceuticals (5.5%)
Pfizer, Inc.	1,195,800	26,642,424

Regional Bells (6.3%)
Verizon Communications, Inc.	838,300	30,447,055

Retail (1.4%)
Staples, Inc. (S)	310,400	6,906,400

Schools (1.0%)
Apollo Group, Inc. Class A (NON)	78,000	4,787,640

Software (1.8%)
Symantec Corp. (NON) (S)	532,100	8,960,564

Technology (1.4%)
Affiliated Computer Services, Inc. Class A (NON)	132,900	6,744,675

Technology Services (1.7%)
Accenture, Ltd. Class A (Bermuda) (S)	239,000	8,424,750

Tobacco (2.7%)
Loews Corp. - Carolina Group	174,900	13,168,221

Total common stocks (cost $508,057,235)		$479,381,289

SHORT-TERM INVESTMENTS (7.5%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.80% to 4.48% and
due dates ranging from March 3, 2008 to April 25, 2008
(d)	$27,119,294	$27,080,577
Putnam Prime Money Market (e)	9,219,274	9,219,274

Total short-term investments (cost $36,299,851)		$36,299,851

TOTAL INVESTMENTS

Total investments (cost $544,357,086)(b)		$515,681,140

  NOTES

(a) Percentages indicated are based on net assets of $ 486 ,791,623.

(b) The aggregate identified cost on a tax basis is $552,008,728, resulting in gross unrealized appreciation and depreciation of $38,615,727 and $74,943,315, respectively, or net unrealized depreciation of $36,327,588.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at February 29, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At February 29, 2008, the value of securities loaned amounted to $26,315,975. The fund received cash collateral of $27,080,577 which is pooled with collateral of other Putnam funds into 53 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $107,413 for the period ended February 29, 2008. During the period ended February 29, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $34,832,390 and $31,468,958, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$479,381,289	$ -

Level 2	$36,299,851	$ -

Level 3	$ -	$ -

Total	$515,681,140	$ -

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Classic Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008